Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues, net	$ 3,873,163		$ 5,273,766		$ 8,885,185	$ 10,356,965
Cost of revenues	1,300,212		1,855,970		3,259,234	2,997,738
Gross profit	2,572,951		3,417,796		5,625,951	7,359,227
Operating expenses:
Royalties	223,150		101,124		553,038	316,756
Salaries, wages and benefits	1,117,287		1,687,596		2,958,881	3,919,030
Selling, general and administrative	2,017,556		1,218,500		3,842,758	7,617,386
Total operating expenses	3,357,993		3,007,220		7,354,677	11,853,172
(Loss) income from operations	(785,042)		410,576		(1,728,726)	(4,493,945)
Other (expenses) income:
Interest income	36,621		28,848		67,208	50,345
Interest expense	(820,908)		(439,267)		(1,205,762)	(907,421)
Loss on investment					(3,912)
Investment income (loss) on investments held in Trust Account			(45,173)
Total other expense	(784,287)		(410,419)		(1,142,466)	(857,076)
Loss from operations before income taxes	(1,569,329)		157		(2,871,192)	(5,351,021)
Provision for income taxes
Net loss	$ (1,569,329)		$ 157		$ (2,871,192)	$ (5,351,021)
Net loss per share
Basic net loss per share attributable to common stockholders	$ (0.12)		$ 0.01		$ (0.31)	$ (441.18)
Diluted net loss per share attributable to common stockholders	$ (0.12)		$ 0.01		$ (0.31)	$ (441.18)
Weighted average number of shares
Basic weighted average common shares	13,280,591		12,129		9,276,943	12,129
Diluted weighted average common shares	13,280,591		12,129		9,276,943	12,129
Deep Medicine Acquisition Corp [Member]
Operating expenses:
Officers compensation		$ 15,000		$ 15,000			$ 45,000	$ 45,000	$ 60,000	$ 60,000
Franchise taxes		31,603		50,000			94,400	150,000	200,000	1,177
General and administrative expenses		368,886		350,358			1,009,222	1,207,914	1,907,122	348,735
Total operating expenses		415,489		415,358			1,148,622	1,402,914	2,167,122	409,912
Other (expenses) income:
Investment income (loss) on investments held in Trust Account		55,535		1,061,124			256,757	1,728,701	1,824,459	(4,133)
Total other expense		55,535		1,061,124			256,757	1,728,701	1,824,459	(4,133)
Loss from operations before income taxes		(359,954)		645,766			(891,865)	325,787	(342,663)	(414,045)
Provision for income taxes				68,415				68,415	57,569
Net loss		$ (359,954)	$ (261,565)	$ 577,351			$ (891,865)	$ 257,372	$ (400,232)	$ (414,045)
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Net loss per share
Basic net loss per share attributable to common stockholders		$ (0.08)		$ 0.04			$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Diluted net loss per share attributable to common stockholders		$ (0.08)		$ 0.04			$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic weighted average common shares		4,357,964		12,509,620			4,453,989	13,017,932	10,946,277	5,578,069
Diluted weighted average common shares		4,357,964		12,509,620			4,453,989	13,017,932	10,946,277	5,578,069
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Net loss per share
Basic net loss per share attributable to common stockholders				$ 0.04				$ 0.02	$ (0.03)	$ (0.05)
Diluted net loss per share attributable to common stockholders				$ 0.04				$ 0.02	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic weighted average common shares				2,884,478				3,070,164	2,313,390	3,162,500
Diluted weighted average common shares				2,884,478				3,070,164	2,313,390	3,162,500